Consolidated cash flow statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
Income / (loss) before tax	€ 1,457	€ 751		€ 2,534
Results from financial transactions	(35,933)	11,516		(23,445)
Amortization and depreciation	1,185	1,315		781
Impairment losses	160	68		84
Income from joint ventures	(214)	(210)		(161)
Income from associates	(12)	(6)		(11)
Release of cash flow hedging reserve	(97)	(80)		(739)
Other	26	145		(620)
Adjustments of non-cashitems	(34,885)	12,749		(24,112)
Insurance and investment liabilities	3,750	1,989		(613)
Insurance and investment liabilities for account of policyholders	26,512	(21,751)		12,988
Accrued expenses and other liabilities	352	(2,384)		309
Accrued income and prepayments	(1,056)	709		(1,797)
Changes in accruals	29,557	(21,437)		10,887
Purchase of investments (other than money market investments)	(40,014)	(31,279)		(32,057)
Purchase of derivatives	(214)	(1,525)		752
Disposal of investments (other than money market investments)	40,187	29,192		35,512
Disposal of derivatives	2,880	(597)		(878)
Net purchase of investments for account of policyholders	7,605	10,819		8,869
Net change in cash collateral	(332)	1,029		(455)
Net purchase of money market investments	1,089	823		(659)
Cash flow movements on operating items not reflected in income	11,200	8,462		11,082
Tax (paid)/ received	(18)	(9)		173
Other	(9)	1		(12)
Net cash flows from operating activities	7,302	517		553
Purchase of individual intangible assets (other than VOBA and future servicing rights)	(46)	(42)		(34)
Purchase of equipment and real estate for own use	(102)	(81)		(72)
Acquisition of subsidiaries, net of cash	(1)	(89)		(52)
Acquisition/capital contributions joint ventures and associates	(269)	(146)		(121)
Disposal of intangible asset	1	2		1
Disposal of equipment	63	14		5
Disposal of subsidiaries and businesses, net of cash	137	(200)		(1,054)
Disposal joint ventures and associates	1	7		2
Dividend received from joint ventures and associates	130	97		129
Net cash flows from investing activities	(86)	(438)		(1,196)
Issuance of treasury shares	1			2
Issuance of perpetuals	496
Purchase of treasury shares	(318)	(248)		(266)
Proceeds from TRUPS, Subordinated borrowings and borrowings	4,923	4,185	[1]	9,170	[1]
Repayment of TRUPS, Subordinated borrowings and borrowings	(7,014)	(5,211)	[1]	(7,918)	[1]
Repayment of perpetuals	(1,343)	(200)
Repayment of non-cumulative subordinated note		(443)
Dividends paid	(309)	(328)		(294)
Coupons on perpetual securities	(112)	(136)		(138)
Coupons on non-cumulative subordinated notes	(54)	(14)		(37)
Net cash flows from financing activities	(3,730)	(2,395)		519
Net increase / (decrease) in cash and cash equivalents	3,486	(2,317)	[2]	(125)	[2]
Net cash and cash equivalents at the beginning of the year	8,744	11,026		11,347
Effects of changes in exchange rate	33	35		(196)
Net cash and cash equivalents at the end of the year	€ 12,263	€ 8,744		€ 11,026

[1]	Trust pass-through securities.
[2]	Included in net increase/(decrease) in cash and cash equivalents are interest received (2018: EUR 5,914 million, 2017: EUR 6,215 million and 2016: EUR 6,691 million) dividends received (2018: EUR 1,222 million, 2017: EUR 1,292 million and 2016: EUR 1,387 million) and interest paid (2018: EUR 400 million, 2017: EUR 311 million and 2016: EUR 300 million). All included in operating activities except for dividend received from joint ventures and associates (2018: EUR 97 million, 2017: EUR 129 million and 2016: EUR 203 million).